Note 23 - Other operating income (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
	Year ended December 31,
	2010	2011	2012
	$	$	$
Unrealized gain on marketable securities	—	—	6,742,971
Dividend income from short-term investments	—	314,300	364,027
Gain on sales of short-term investments	—	4,962,873	27,938,014
Total other operating income	—	5,277,173	35,045,012